CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
CONTINGENT LIABILITIES
20.	CONTINGENT LIABILITIES

World Gold Council

Gold Fields, which was the ultimate holding company of Sibanye Gold at December 31, 2012, is a member of the World Gold Council. In terms of the membership agreement, all members are responsible for certain costs, including on-going costs on a three-year rolling basis, winding up costs, if applicable, and various other contingent liabilities. Apportionment of liabilities to individual members, should they arise, is done proportionate to the member’s production relative to the total production of all members. To date, no claims have been made on Gold Fields.

Occupational health care services

The Group provides occupational healthcare services to its employees through its existing facilities at the various operations. There is a risk that the cost of providing such services could increase in the future depending upon changes in the nature of underlying legislation and the profile of employees. Any such increased cost has not yet been quantified. The Group is monitoring developments in this regard.

The principal health risks associated with Sibanye Gold’s mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Sibanye Gold’s workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease (“COAD”) as well as noise induced hearing loss (“NIHL”). The Occupational Diseases in Mines and Works Act, 78 of 1973, or ODMWA, governs the compensation paid to mining employees who contract certain illnesses, such as silicosis. Recently, the South African Constitutional Court ruled that a claim for compensation under ODMWA does not prevent an employee from seeking compensation from its employer in a civil action under common law (either as individuals or as a class). While issues, such as negligence and causation, need to be proved on a case by case basis, it is possible that such ruling could expose Sibanye Gold to claims related to occupational hazards and diseases (including silicosis), which may be in the form of a class or similar group action. If Sibanye Gold were to face a significant number of such claims and the claims were suitably established against it, the payment of compensation for the claims could have a material adverse effect on Sibanye Gold’s results of operations and financial condition. In addition, Sibanye Gold may incur significant additional costs arising out of these issues, including costs relating to the payment of fees, levies or other contributions in respect of compensatory or other funds established (if any) and expenditures arising out of its efforts to resolve any outstanding claims or other potential action.

On August, 21 2012, a court application was served on a group of respondents that included Sibanye Gold (the August Respondents). On December 21, 2012, a further court application was issued and was formally served on a number of respondents, including Sibanye Gold, (the December Respondents and, together with the August Respondents, the Respondents) on 10 January 2013, on behalf of classes of mine workers, former mine workers and their dependants who were previously employed by, or who are currently employed by, amongst others, Sibanye Gold and who allegedly contracted silicosis and/or other occupational lung diseases (the “Classes”). The court application of August 21, 2012 and the court application of December 21, 2012 are together referred to below as the “Applications”.

These Applications request that the court certify a class action to be instituted by the applicants on behalf of the Classes. The Applications are the first and preliminary steps in a process where, if the court were to certify the class action, the applicants may, in a second stage, bring an action wherein they will attempt to hold the Respondents liable for silicosis and other occupational lung diseases and resultant consequences. In the second stage, the Applications contemplate addressing what the applicants describe as common legal and factual issues regarding the claim arising from the allegations of the entire Classes. If the applicants are successful in the second stage, they envisage that individual members of the Classes could later submit individual claims for damages against the respective Respondents. The Applications do not identify the number of claims that may be instituted against the Respondents or the quantum of damages the applicants may seek.

With respect to the Applications, Sibanye Gold has filed a notice of its intention to oppose the Applications and has instructed its attorneys to defend the claims. Sibanye Gold and its attorneys are engaging with the applicants’ attorneys in both applications to try to establish a court-sanctioned process to agree the timelines, (including the date by which Sibanye Gold must file its papers opposing the Applications) and the possible consolidation of the separate applications. At this stage, Sibanye Gold cannot quantify its potential liability from these actions.

Acid mine drainage

The Group has identified a risk of potential long-term Acid Mine Drainage (“AMD”) on certain of its operations. AMD relates to the acidification and contamination of naturally occurring water resources by pyrite-bearing ore contained in underground mines and in rock dumps, tailings dams and pits on the surface. The Group has not been able to reliably determine the financial impact that AMD might have on the Group, however, the Group has adopted a proactive approach by initiating projects such as Liquid Gold (long-term water management strategy), and the identification of mine rehabilitation to focus on AMD risk management. The Group also conducts acid base accounting to obtain a more detailed understanding of where they key potential AMD risks are located at identified operations, thereby better informing appropriate long-term mitigation strategies.